GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Semi-Annual Report Submission N-30D
                          File No. 333-44839, 811-03249


The information required to be contained in this report for the period ending June 30, 2000 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Dreyfus Life & Annuity Index Fund, Inc
File No. 811-05719
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   24,   2000   Accession   No.
0000846800-00-000008

Janus Aspen Series Fund
File No. 811-07736
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   23,   2000   Accession   No.
0001012709-00-000754

Neuberger Berman Advisers Management Trust Portfolios
File No. 811-04255
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   28,   2000   Accession   No.
0000912057-00-039187

Franklin Templeton Variable Insurance Products Trust
File No. 811-05583
Form N-30D
Filed   via  EDGAR  and   accepted   on   September   8,  2000   Accession   No.
0000837274-00-000016

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   30,   2000   Accession   No.
0000356476-00-000030